Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 4,407,787	$ 4,499,300
Allowance for expected credit losses	(25,376)	(25,709)	$ (25,759)
Total net loans	4,382,411	4,473,591
Loans originated year	514,608	497,320
Loans originated 1 year past	470,672	366,835
Loans originated 2 years past	285,016	761,040
Loans originated 3 years past	729,448	423,290
Loans originated 4 years past	351,065	310,747
Loans originated prior	1,855,354	1,889,030
Overdrafts and credit cards	201,624	251,038
Total amortized cost	4,407,787	4,499,300
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	535,094	613,820
Allowance for expected credit losses	(12,357)	(11,684)	(11,248)
Total net loans	522,737	602,136
Total amortized cost	535,094	613,820
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	63,729	117,455
Allowance for expected credit losses	(70)	(75)
Total net loans	63,659	117,380
Total amortized cost	63,729	117,455
Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	276,815	266,303
Allowance for expected credit losses	(257)	(462)
Total net loans	276,558	265,841
Total amortized cost	276,815	266,303
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	194,550	230,062
Allowance for expected credit losses	(12,030)	(11,147)
Total net loans	182,520	218,915
Total amortized cost	194,550	230,062
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	565,231	642,038
Allowance for expected credit losses	(1,098)	(3,267)	(1,441)
Total net loans	564,133	638,771
Total amortized cost	565,231	642,038
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	487,658	593,554
Allowance for expected credit losses	(1,098)	(3,267)
Total net loans	486,560	590,287
Total amortized cost	487,658	593,554
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	77,573	48,484
Allowance for expected credit losses	0	0
Total net loans	77,573	48,484
Total amortized cost	77,573	48,484
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	195,553	192,750
Allowance for expected credit losses	(3,415)	(3,254)	(3,096)
Total net loans	192,138	189,496
Total amortized cost	195,553	192,750
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	35,059	37,148
Allowance for expected credit losses	(350)	(378)
Total net loans	34,709	36,770
Total amortized cost	35,059	37,148
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	19,170	18,180
Allowance for expected credit losses	(27)	(34)
Total net loans	19,143	18,146
Total amortized cost	19,170	18,180
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	99,078	90,677
Allowance for expected credit losses	(2,184)	(1,919)
Total net loans	96,894	88,758
Total amortized cost	99,078	90,677
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	42,246	46,745
Allowance for expected credit losses	(854)	(923)
Total net loans	41,392	45,822
Total amortized cost	42,246	46,745
Consumer loans | Other consumer | Cash and Portfolio Secured Lending Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	6,000	10,000
Consumer loans | Other consumer | Buildings in Construction or Other Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	27,000	27,000
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,111,909	3,050,692
Allowance for expected credit losses	(8,506)	(7,504)	$ (9,974)
Total net loans	3,103,403	3,043,188
Total amortized cost	3,111,909	3,050,692
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,185,297	4,254,669
Loans originated year	514,608	497,053
Loans originated 1 year past	470,244	366,278
Loans originated 2 years past	283,923	759,398
Loans originated 3 years past	722,368	422,496
Loans originated 4 years past	350,808	270,060
Loans originated prior	1,643,350	1,690,525
Overdrafts and credit cards	199,996	248,859
Total amortized cost	4,185,297	4,254,669
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	516,387	592,772
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	62,819	115,558
Pass | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	276,815	266,303
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	176,753	210,911
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	559,551	621,359
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	481,978	572,875
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	77,573	48,484
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	193,018	190,733
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	35,022	37,110
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,993	18,010
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	98,398	90,433
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	40,605	45,180
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,916,341	2,849,805
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,563	26,720
Loans originated year	0	0
Loans originated 1 year past	0	0
Loans originated 2 years past	0	888
Loans originated 3 years past	805	781
Loans originated 4 years past	0	451
Loans originated prior	3,148	22,704
Overdrafts and credit cards	610	1,896
Total amortized cost	4,563	26,720
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	610	2,243
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	610	1,896
Special mention | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	347
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	184	858
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	184	858
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,769	23,619
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	126,600	141,254
Loans originated year	0	267
Loans originated 1 year past	247	506
Loans originated 2 years past	1,039	750
Loans originated 3 years past	6,250	0
Loans originated 4 years past	0	32,733
Loans originated prior	118,246	106,754
Overdrafts and credit cards	818	244
Total amortized cost	126,600	141,254
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	772	778
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	105	0
Substandard | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	667	778
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,062	2,301
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,062	2,301
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,527	1,082
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	32	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3	6
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	680	244
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	812	832
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	122,239	137,093
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	91,327	76,657
Loans originated year	0	0
Loans originated 1 year past	181	51
Loans originated 2 years past	54	4
Loans originated 3 years past	25	13
Loans originated 4 years past	257	7,503
Loans originated prior	90,610	69,047
Overdrafts and credit cards	200	39
Total amortized cost	91,327	76,657
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	17,325	18,027
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	195	1
Non-accrual | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	17,130	18,026
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,434	17,520
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,434	17,520
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,008	935
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	5	38
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	174	164
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	829	733
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 69,560	$ 40,175